(Notes)	12 Months Ended
Dec. 31, 2017
Asset Exchange Agreement [Abstract]
ASSET EXCHANGE AGREEMENT
ASSET EXCHANGE AGREEMENT
On October 28, 2016, the Company reached an agreement with Louisiana-Pacific Corporation (LP) to exchange OSB mills in the province of Quebec (the Asset Exchange) for no cash consideration. The Asset Exchange closed on November 3, 2016, with the Company swapping ownership of its mill in Val-d’Or for LP’s mill in Chambord. The Asset Exchange resulted in the following net changes to the Company’s 2016 financial results and position:

(US $ millions)	Note	2016
Consolidated Statement of Earnings
Gain on asset exchange		$16
Income tax expense		(4)
Gain on asset exchange, net		$12
Consolidated Balance Sheet
Cash		$7
Property, plant and equipment	5	11
Other liabilities	9	(2)
Deferred income tax liabilities		(4)
Increase in net assets		$12

As part of the Asset Exchange, the Company received $7 million cash relating to the removal of a restrictive land-use covenant in 2016.